Refundable Deposits from Customers for Systems Leasing (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Refundable Deposit From Customers For Systems Leasing [Abstract]
Balance of refundable deposits from customers	$ 0	$ 544,709